Vanguard Total Bond Market Index Fund Average Annual Total Returns - Institutional Select Prospectus [Member]		12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	(0.37%)	1.64%
Institutional Select Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	(0.38%)	1.62%
Performance Inception Date	Jun. 24, 2016
Institutional Select Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.48%	(1.62%)	0.43%
Institutional Select Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.23%	(0.82%)	0.72%